Income Taxes	6 Months Ended
Dec. 31, 2016
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Income Taxes

Note 7 — Income Taxes

The following table presents the Company’s income tax expense at an estimated effective tax rate of 15%:

2016
Current expense:
Federal	$––
Income tax expense	$––

There were no deferred tax assets or liabilities as of December 31, 2016